Details of Significant Accounts - Provisions, schedule of analysis of total provisions (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Details of Significant Accounts
Current provisions	$ 1,061	$ 1,899	$ 2,394